Average Annual Total Returns - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - Fidelity Advisor Diversified International Fund	Dec. 30, 2023
Fidelity Advisor Diversified International Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(28.29%)
Past 5 years	1.06%
Past 10 years	5.06%
Fidelity Advisor Diversified International Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(28.46%)
Past 5 years	0.31%
Past 10 years	4.56%
Fidelity Advisor Diversified International Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(16.37%)
Past 5 years	0.97%
Past 10 years	4.14%
Fidelity Advisor Diversified International Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(25.22%)
Past 5 years	1.47%
Past 10 years	5.05%
Fidelity Advisor Diversified International Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(26.76%)
Past 5 years	1.27%
Past 10 years	5.04%
Fidelity Advisor Diversified International Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(23.70%)
Past 5 years	2.54%
Past 10 years	5.98%
Fidelity Advisor Diversified International Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(23.58%)
Past 5 years	2.69%
Since Inception	5.13%	[1]
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%

[1]	AFrom August 13, 2013.